Exhibit 99.3 Schedule 5

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	109707	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). The Lender acknowledges with no change in grade EV2. (Acknowledged). Response 1 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Open) Appraisal - Other- Client guidelines are specific to valuation products and do not include an AVM as one of those products. Response 1 (XX/XX/XXXX XX:XXPM) Client requested waive. (Waived)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

The loan file did not contain an acceptable CDA, Field Review, or 2nd Appraisal to support the origination appraised value. There was a non-authorized brand AVM. A SLV was provided for this issue

Response 1 (XX/XX/XXXX XX:XXPM)
Client requested waiver. As this is a Valuation issue and the XXXX is not a recognized CDA due to missing market/sales data which is present in a standard CDA the finding has to stand as material EV3 until an acceptable Valuation product is provided. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
AVM provided and supports original appraised value. (Resolved)

										DSCR > 1.00, excessive reserves	2	2	1	2	2	1	2	1	B	B	A	B	B	A	B	A	B	B	A	B	B	A	B	A	B	B	A	B	B	A	B	A	B	B	A	B	B	A	B	A	B	B	A	B	B	A	B	A
XXXX	109721	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property/Missing Lease- The rental income was not properly documented. Lease agreement is required for each property but is missing from the loan file. The following properties are missing the lease agreement: XXXX, XXXX, XXXX, and XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Still missing lease for XXXX. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109748	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Cash-Out Amount- The subject loan exceeds the Program Parameters for cash out amount. Cash-out exceeds limit of XXXX. Lender exception on file. (Waived) (Open) Appraisal - Other- There are additional appraisal findings. Appraisal must be ordered through a state licensed AMC. Lender Exception on file. (Waived) (Open) Appraisal - Other- There are additional appraisal findings. A single appraiser cannot be used for more than 3 out of every 5 consecutive valuations in any specific county or for any one borrower. Lender exception on file. (Waived)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

Response 2 (XX/XX/XXXX XX:XXPM)
Unable to waive. XXXX is not an agency approved secondary valuation product. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The buyer acknowledges the exception. Grade remains the same. (Acknowledged)

Response 4 (XX/XX/XXXX XX:XXPM)
The AVM provided supports the original appraised value within 10%. (Resolved)

										XXX Score. XXXX% LTV. XXXX in reserves. XXX Score. XXXX% LTV. XXXX in reserves. XXX Score. XXXX% LTV. XXXX in reserves.	3	2	2	2	1	1	3	1	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A
XXXX	109746	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated XX/XX/XXXX, that supports the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109747	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109749	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value.

Response 1 (XX/XX/XXXX XX:XXPM)
Fraud Tool received does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Unable to waive. XXXX is not an agency approved secondary valuation product. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
XXXX is not an agency approved secondary valuation product. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The buyer acknowledges the exception. Grade remains the same.

Response 5 (XX/XX/XXXX XX:XXPM)
Upon Senior Management review the XXXX CDA is an accepted valuation product and supported the original appraised value. (Resolved)

											3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109750	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value.

Response 1 (XX/XX/XXXX XX:XXPM)
Fraud Tool received does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Unable to waive. XXXX is not an agency approved secondary Valuation product. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The buyer acknowledges the exception. Grade remains the same. (Acknowledged)

Response 4 (XX/XX/XXXX XX:XXPM)
Upon Senior Management review the XXXX CDA is an accepted valuation product and supported the original appraised value. (Resolved)

											3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109774	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - LTV-

The lender guidelines indicate a maximum LTV for an inexperienced investor was 70%. The borrower was an inexperienced investor. The loan was closed with a 75% LTV. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Three properties owned in the last 24 months. XXXX-XXXX Purchased XX/XX/XXXX(XX months), Primary- XXXX Purchased XX/XX/XXXX (Primary XXX months), XXXX- XXXX XX/XX/XXXX (XXX months). (Resolved)

(Open) Income - Other/Missing-

Subject transaction is for a cash-out refinance. The lender guidelines require a current lease agreement for the subject property. The appraisal indicates the subject property is tenant occupied; however, the loan file does not contain a lease agreement. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Credit - Other-

Per the guidelines, a background check is required verifying if there are any criminal records for the borrower/guarantor(s) and entity. A background check was not provided for borrower or entity. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA, dated XX/XX/XXXX which supported the appraised value.	XXX Score. XX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	109775	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c)?. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	109766	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c).

Response 1 (XX/XX/XXXX XX:XXPM)
The Release of Lien provided in rebuttal does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Lender acknowledges with no change in grade EV2. (Acknowledged)?

Response 3 (XX/XX/XXXX XX:XXPM)
After a secondary review the finding has been determined to be informational only.

								(Clear) Mortgage History - Missing/Incomplete- The mortgage history in the loan file was incomplete or missing. The loan file did not contain a 12 month mortgage history for the subject property located at XXXX as required by Investor Guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	109832	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Appraisal not ordered through AMC- Appraisal not ordered through approved AMC as required per guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CDA dated XX/XX/XXXX supports the appraised value.	XXX score. XXXX% LTV. XXX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	109825	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other- The subject transaction did not include escrows for taxes and insurance, which is a guideline requirement. Response 1 (XX/XX/XXXX XX:XXPM) Escrow Waiver disclosure provided; however, the loan does not meet guidelines. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109806	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced Rider is missing: Business Purpose Rider

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Business Purpose & Occupancy Affidavit is not relevant to the defect cited. The loan is a Business purpose loan and the Lender utilized Fannie Mae/Freddie Mac docs for the Note and Mortgage, therefore a Business Purpose Rider is required to be included with Mortgage.(Upheld)

(Clear) DSCR - Missing background check-

Per guidelines, a background check including litigation, judgment and lien searches is required. The loan file is missing the required background check.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The Note contains a Pre-Payment Rider which is in effect for the first 12 months of the loan, where borrower will pay a prepayment charge equal to 6 months of interest on the amount prepaid that exceeds 20% of the original principal balance. Per the guidelines; this prepayment penalty is only eligible for a 3 year option.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	109831	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Minimum Reserves-

Per guidelines, DSCR < 1.0 require 12 months reserves. The current DSCR is 0.82 requiring 12 months reserves. Total reserve requirement is XXXX. Total assets verified to cover reserves is XXXX resulting in a reserve shortage of XXXX. Sufficient reserves to meet underwriting requirements and PITI were not verified in the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Cash to Close - Evidence of Liquidation-

Required funds needed for down payment and closing costs totaled XXXX. Loan documents supported XXXX in verified available assets to close resulting in a remaining balance of XXXX needed to be withdrawn from the borrower's XXXX and XXXX accounts. Satisfactory documentation was missing in the file reflecting the withdrawal of funds from the borrower's XXX and XXX accounts used for required funds needed for the down payment and closing costs.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109715	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following Rider(s) are missing: Business Purpose Rider. The Loan was a Business Purpose loan and the Fannie Mae/Freddie Mac Note and Mortgage were utilized, therefore a Business Purpose Rider is required. Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) Response 1 (XX/XX/XXXX XX:XXPM) The Loan Safe Report provided is not relevant to the defect cited. (Upheld)	(Open) DSCR - Missing background check- The loan file contains a Loan Exception for missing entity background check. Exception has been granted (waived). (Open) Credit - Other- The loan file contains a Loan exception for possible open judgment per background check on the guarantor. Exception has been granted. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	LTV XXXX%, credit score > 740, reserves of XXX months. LTV XXXX%, credit score > 740, reserves of XXX months.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	109828	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The loan file contains a SLV for Proof of rent receipt for the most recent 12 months is required. Properties owned = 6 months but < 12 months will be reviewed on an exception basis. Income calculation will be at Bayview’s discretion but not more than 80% of documented rent. SLV granted to use 100% of market rents. Waived	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA, dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: LTV is low at XXXX%, experienced investor with over XXXX investment properties.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	109830	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109829	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109711	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, that supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109728	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109720	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. SLV to allow for a cash out transaction on a property that was listed for sale at the time the application was completed. (Waived)

(Clear) Appraisal - Other-

There are additional appraisal findings. Appraiser has marked the appraisal as "subject to" using the verbiage: Value based on apparent "as is" condition subject to grandfathered use continuity confirmed by lender, certifications, limiting conditions, terms of use, no detrimental environmental factors and addenda. This verbiage needs additional clarification on what is required for the appraisal to be acceptable.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	Compensating factors: Max LTV of XXXX%, reserves of XXXX, DSCR of XXXX.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	109727	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The loan file contained an SLV for the property being located in a declining market. (Waived) (Clear) Borrower - Identification- Per the guidelines; the borrower must be either a US Citizen or Non-US Citizen who is lawfully present in the United States. The application indicates the borrower is not a US Citizen; however, the file does not contain documentation verifying borrower is lawfully present in the US. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	XXX score. XXX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	109818	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check-

Per the guidelines; a background search on borrowers is required. The loan file is missing a background search for both the borrower and co-borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property/Missing Lease-

Subject loan is a cash-out refinance. Per the guidelines; both the current lease agreement and appraisal form 1007 are required. The appraiser indicated the subject is currently leased for XXXX per month with lease beginning XX/XX/XXXX through XX/XX/XXXX. However; the lease is not reflected in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109709	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109824	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, that supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109710	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- The appraisal was not ordered through an AMC. The variance provided for the non AMC originator requires a third-party rent estimate which was not provided in the loan file for our review. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, that supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109755	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Compliance Finding - Missing Business Purpose Documentation -

The Business Purpose affidavit was not provided in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The Tracker provided in rebuttal does not address defect. A Business Purposes Affidavit is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The CDA provided in rebuttal does not address defect. A Business Purposes Affidavit is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced Rider is missing: Business Purpose Rider.

Response 1 (XX/XX/XXXX XX:XXPM)
The Tracker provided in rebuttal does not address defect. A Business Purpose rider is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The CDA provided in rebuttal does not address defect. A Business Purpose rider is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Appraisal - Other- There are additional appraisal findings. The appraisal is required to be ordered through a state licensed Appraisal Management company Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The UCDP in the file is not for the subject property. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	XXX Score. XXXX DSCR. XXXX% LTV.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	109753	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other- Per the guidelines; a background search is required on the borrower/guarantor and entity. The file is missing a background check for the entity; XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA which supports the value in the origination appraisal report.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109730	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Security Instrument - Missing Rider/Addendum-

The following referenced Rider is missing: Business Purpose Rider.

Response 1 (XX/XX/XXXX XX:XXPM)
Client guidelines require a Business Purpose Affidavit, lender is siting an exception for a EV2. (Waived)

(Clear) Note - Incomplete / Inaccurate -

The following section(s) of the Note incomplete/inaccurate : The Note does not reference Interest only Period.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The loan approval on XX/XX/XXXX approves the loan as a 30 year fixed loan with an Interest Only period of 10 years. The CD issued on XX/XX/XXXX and signed by the borrower at consummation on XX/XX/XXXX discloses an Interest Only payment for 10 years and fixed payment for the remaining term. In addition, the payment amount disclosed on the Note is Interest Only. If in fact the loan is not Interest Only, an Updated PCCD and Note with correct payment and terms is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. The Note with correct terms 10 Interest Only executed by all borrowers has been provided. (Resolved)

(Clear) TRID - CD - Incomplete / Inaccurate - Non-Rescindable Transaction-

Non-Rescindable Transaction. The CD issued on XX/XX/XXXX and signed by the borrower at consummation on XX/XX/XXXX discloses an Interest Only payment for 10 years and fixed payment for the remaining term. The Note is fixed for 30 years. An Updated PCCD with correct product, payment and terms is required Truth in Lending Act (Regulation Z) 12 CFR 1026.38

Response 1 (XX/XX/XXXX XX:XXPM)
The Credit Report provided in rebuttal does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. The Note with correct terms 10 Interest Only executed by all borrowers has been provided. Final CD provided in loan file discloses correct terms. (Resolved)

(Open) Credit - Other-

The loan did not contain a background check for the Borrower's as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Credit - Other-

The Subject DSCR was below the minimum allowed. The DSCR was calculated by the origination underwriter using the interest only payment and resulted in a DSCR of XXXX, which is below the minimum .75 required; However, this calculation was not correct, as the Lender's Guidelines require the DSCR to be calculated based on the fully amortized payment amount. Using this payment, the correct DSCR for the subject loan is XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Credit Missing - One or More Reports Missing-

The Loan file did not contain a credit report for the Borrowers. There was a supplemental report for the Borrower's mortgage accounts, but the primary credit report including credit scores was not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supported appraised value.	XXX Score. XXXX% LTV. XXX months of reserves. XXX Score. XXXX% LTV. XXX months of reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	109713	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The loan file is missing the required background check dated within 90 days of the loan origination. The current XXXX in file is only for lien and judgments. Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The current CU in the file has a score of XXX which is more than the 2.5 required by guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation provided was sufficient. (Resolved)	XXX Score. XXXX months of reserves.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
XXXX	109756	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Compliance Finding - Missing Business Purpose Documentation -

The Occupancy and Business purpose affidavits are missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The Loan Fraud Report provided in rebuttal does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The XXXX and XXXX documents provided are not sufficient to cure the finding. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Client guidelines require an Occupancy Affidavit and a Business Purpose Affidavit, lender is siting an exception for a EV2. (Waived)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). .

Response 2 (XX/XX/XXXX XX:XXPM)
After a secondary review the finding has been determined to be informational only.

Response 1 (XX/XX/XXXX XX:XXPM)
After a secondary review the finding has been determined to be informational only.

(Clear) Compliance Finding - Missing Business Purpose Documentation -

The loan appears to have been set up as a Business Purpose loan. For cash out refinances, a Business Purpose Affidavit or Letter of Explanation is required stating the cash proceeds will only be used for Business Purposes. This document was not provided in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The Loan Fraud Report provided in rebuttal does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The XXXX and XXXX documents provided are not sufficient to cure the finding. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. Client guidelines require a Business Purpose Affidavit or a Cash-out Letter for loan proceeds. A Business Purpose Affidavit or a Cash-out Letter from the Borrower stating the proceeds are ONLY going to be used to maintain/improve rental properties is required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The explanation provided is sufficient to cure the finding. Borrowing entity is not a natural person. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The loan file is missing the required background check for the entity borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing Entity background check. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Income - Other-

Per guidelines, minimum DSCR of 1.25 for loan amount < $150,000. Subject loan amount is XXXX with a DSCR of XXXX, which does not meet the required minimum DSCR of 1.25.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Credit - OFAC Screening-

The loan file does not contain evidence the Borrowers passed the OFAC screening process. Guidelines require the lender to provide a clear OFAC on all individuals with 25% or more ownership of the entity.

Response 1 (XX/XX/XXXX XX:XXPM)
OFAC cleared with Fraud Tool. (Resolved)

(Clear) Flood Certificate - Missing-

The flood certificate is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
Flood Map Report is not a Flood Certification from FEMA. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Cash out may only be used for reserves when the FICO is over 700. The subject loan is utilizing cash proceeds for reserves and the credit score is XXX, which does not meet the minimum required.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	XXXX DSCR. XXXX% LTV. XXX months of reserves. XXXX DSCR. XXXX% LTV. XXX months of reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	109758	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Compliance Finding - Missing Business Purpose Documentation - The Business Purpose affidavit was missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Security Instrument - Missing Rider/Addendum- The following referenced Rider is missing: Business Purpose Rider. Response 1 (XX/XX/XXXX XX:XXPM) Not required per standard Compliance review but part of clients guidelines and client requested to Waive. (Waive)	(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Cash out proceeds could not be used for reserves. Guidelines require a minimum credit score of 700 to use cash out proceeds for reserves. Two monthly bank statements supporting the reserve requirement are not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Credit - OFAC Screening-

The loan file does not contain evidence the Borrower passed the OFAC screening process.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. Guidelines require a background check be completed on each borrower. The loan files doe not contain the required background check.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX% LTV. XXXX DSCR. XXX months of reserves. XXXX% LTV. XXXX DSCR. XXX months of reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	109754	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract Addendum - Missing- The Sales Contract Addendum(s) is/are missing. The Final HUD-1 reflects a XXXX Seller Credit to the Borrower that was not reflected within the purchase agreement. The loan file does not contain a copy of the contract addendum/amendment for the XXXX Seller Credit to Borrower. Response 1 (XX/XX/XXXX XX:XXPM) Fraud Tool received does not address defect. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109757	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced Rider is missing: Business Purpose Rider.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Mortgage, Prepayment rider, 1-4 family rider and Business Purpose and Non-owner Occupancy affidavit have been provided. When the FNMA/FHLMC residential documentation set is used, a Business Loan rider is required. This loan used FNMA/FHLMC documentation set. A Business Loan Rider is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided supports value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	109752	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Rider is missing: PUD Rider. Response 1 (XX/XX/XXXX XX:XXPM) The Loan Exception form, Appraisal, and Corp. documents provided in rebuttal does not address defect. A PUD rider is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines indicate an Operating Agreement for the LLC must be provided in order to confirm acceptability of the LLC. The loan file does not contain a copy of the Operating Agreement for XX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The guidelines indicate a minimum of 12 months PITI reserves are required when the DSCR ratio is < 1.00. The calculated DSCR ratio at audit was XXXX, using a lease rent of XXXX. The borrower was required to evidence 12 months reserves totaling XXXX (XXXX PITIA x XX months). The loan file contained verification of liquid assets from the Borrower's XXXX checking /savings account totaling XXXX (XX months PITI), leaving a reserve shortage of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Recalculated DSCR is XXXX. Reserves updated and there is no shortage. (Resolved)

(Clear) HELOC - Closure Letter-

Loan file does not contain evidence to verify HELOC Closure as required. The loan transaction includes payoff of a Chase HELOC for the subject property. The loan file contains an un-executed copy of the HELOC Closure Letter.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Loan Amount-

The loan amount exceeds maximum allowable under the guidelines. The guidelines indicate a minimum DSCR ratio of XXXX is required for loan amounts > $150,000. The loan amount for the subject transaction is XXXX and the calculated DSCR at audit is XXXX. The loan file contains no lender exception and the XXXX loan amount exceeds maximum allowed for loan transactions with a DSCR ratio < 1.25.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

There are additional appraisal findings. The appraised value and appraisal date were confirmed by the information provided on the CDA report. The loan file contains a copy of the full appraisal for the subject property but the value and completion status is not visible (due to scanning).

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	109751	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late / Undated- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application due to the following: There was no application date. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Response 1 (XX/XX/XXXX XX:XXPM) The Lender acknowledges with no change in grade EV2. (Acknowledged) Response 2 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Clear) Assets - Bank Statements-

The bank and/or asset statements are incomplete. The loan file contains an account from XXXX ending in XXXX. This account appears to have been opened on XX/XX/XXXX, and an account history was provided through XX/XX/XXXX. This was less than 30 days history and did not meet the minimum 60 days required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The DSCR was unable to be calculated by the auditor. The loan file did not contain any Market Rent Schedule or current leases, therefor the auditor was unable to calculate the DSCR for the property. Additional findings may apply once DSCR is able to be calculated.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

The Market Rent Schedule was not provided. This was the only acceptable means of calculating DSCR on a purchase DSCR transaction. Additional findings may apply once received.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Final Application - Inaccurate-

Added XX/XX/XXXX-A loan application for XXXX is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

The loan file did not contain a CDA or 2nd Appraisal to support the origination appraised value.

Response 1 (XX/XX/XXXX XX:XXPM)
Client requested waiver. As this is a Valuation issue and the XXXX CDA is not a recognized CDA due to missing market/sales data which is present in a standard CDA the finding has to stand as material EV3 until an acceptable Valuation product is provided. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The buyer acknowledges the exception. Grade remains the same. (Acknowledged)

Response 3 (XX/XX/XXXX XX:XXPM)
Upon Senior Management review the XXXX CDA is an accepted valuation product and supported the original appraised value. (Resolved)

											3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
XXXX	109743	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. Missing required background check performed by approved vendor.

Response 1 (XX/XX/XXXX XX:XXPM)
Fraud Tool received is not sufficient as a background check. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Credit - Other-

The guidelines do not allow rental income from an ADU. Excluding the rental income from the DSCR decreased to XXXX%, which is below the guideline minimum.

Response 1 (XX/XX/XXXX XX:XXPM)
Appraisal received does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
CDA received does not address defect. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Duplicate documentation received. Finding stands. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
Exception to use rental income for ADU. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supports the appraised value.	Credit score XXX, Reserves XXXX.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	109815	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check- Per guidelines, a background check is required for the borrower. Background check is missing from the loan file. Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XX:XXPM) Judgement, Lien, and Litigation searched are required. (Upheld)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CDA dated XX/XX/XXXX supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109809	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109808	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The loan file is missing the required background search for the borrower.

Response 4 (XX/XX/XXXX XX:XXPM)
The borrower has 2 outstanding judgments. XXXX filed on XX/XX/XXXX and XXXX filed on XX/XX/XXXX. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
Borrower's response is not sufficient to clear the condition. (Upheld)

Response 6 (XX/XX/XXXX XX:XXPM)
The $5,700 civil judgment is still outstanding. (Upheld)

Response 7 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

Response 1 (XX/XX/XXXX XX:XXPM)
Note received does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Loan delivery information does not address defect. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Judgement, Lien, and Litigation searches are required. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports appraised value.	XXX score. XXXX% LTV. XXXX DSCR.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	109810	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109805	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109803	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient- Per the guidelines, rent loss coverage is required. The hazard policy in the loan file does not contain rent loss coverage. Response 1 (XX/XX/XXXX XX:XXPM) Loan terms received does not address defect. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109804	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient- Per the guidelines; rent loss coverage is required. The HOI policy provided does not contain rent loss coverage. Response 1 (XX/XX/XXXX XX:XXPM) Loan Terms received does not address defect. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Rent loss does not have a coverage amount. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109826	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient- Per the guidelines, rent loss coverage is required. The hazard policy in the loan file does not contain rent loss coverage. Response 1 (XX/XX/XXXX XX:XXPM) Loan terms received does not address defect. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Rent Loss does not have a coverage amount. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109723	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Compliance Finding - Missing Business Purpose Documentation -

There are additional Compliance Findings. Missing the following Business purpose documentation: Documentation that the loan is being made for Business Purposes.

Response 2 (XX/XX/XXXX XX:XXPM)
The Business Purpose Rider to the Mortgage is not sufficient in place of a signed statement from the Borrower that the loan is being made for Business Purposes. (Upheld)

Response 1 (XX/XX/XXXX XX:XXPM)
The mailing label provided is irrelevant to the defect. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The Vendor Management Suite document provided is not relevant to the defect cited. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Inaccurate-

The Mortgage was executed by Guarantors of the Entity, but the Commercial Guaranty Agreement is missing. Unable to determine if signatures on Mortgage are accurate.

Response 2 (XX/XX/XXXX XX:XXPM)
The Business Purpose Rider to the Mortgage is not relevant to the defect cited. The Guaranty Agreement is required so that signatures on the Mortgage can be verified for accuracy. (Upheld)

Response 1 (XX/XX/XXXX XX:XXPM)
The mailing label provided is irrelevant to the defect. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The Vendor Management Suite document provided is not relevant to the defect cited. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The documents provided are not relevant to the finding. Please provide the Guaranty Agreement or the Corporation documents.

Response 5 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) DSCR - Missing background check- The file contains a background search for the entity; however, is missing a lien and judgment search (not reflected on background search). Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CDA from XXXX dated XX/XX/XXXX Supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	109785	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late / Undated- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109791	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late / Undated- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109793	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late / Undated- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a Proteck, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109794	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late / Undated- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109795	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late / Undated-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) HUD1 - Incomplete-

HUD1 - Incomplete. The settlement statement is either incomplete or incorrect. The HUD-1 reflects a different loan amount then what is provided in the Note.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	109783	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late / Undated- Appraisal Notice - Late / Undated. The Notice of Right to Receive Copy of Appraisal issued did not have an issue date, therefore unable to determine if The Notice of Right to Receive Copy of Appraisal was disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational Only.	(Clear) Credit - Other-

Per the guidelines; the lease is to be executed by an eligible tenant and the borrower. The lease indicates the landlord is XXXX which is owned by the borrower. However; the lease is executed by another party handling the management of the property, not the borrower. Documentation to show signor is authorized to sign on behalf of the borrower/entity is required.

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
There was nothing formal provided to confirm that XXXX was specifically selected by the business to execute documents. (Upheld)

(Clear) Credit - Other-

Subject loan is a refinance of a property securing a mortgage through XXXX opened XX/XX/XXXX which is secured by multiple properties. The file is missing documentation verifying release of subject property from the mortgage.

Response 1 (XX/XX/XXXX XX:XXPM)
Partial release not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Apayoff for XXXX and a list of properties in the original blanket loandoes not address the issue. A release has not been provided. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Loan list and payoff received; however, a partial release was not provided. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
The actual partial release is required. (Upheld)

Response 5 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109784	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late / Undated- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) Credit - Other-

Per the guidelines; the lease is to be executed by an eligible tenant and the borrower. The lease indicates the landlord is XXXX which is owned by the borrower. However; the lease is executed by another party handling the management of the property, not the borrower. Documentation to show signor is authorized to sign on behalf of the borrower/entity is required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Subject loan is a refinance of a property securing a mortgage through XXXX opened XX/XX/XXXX which is secured by multiple properties. The file is missing documentation verifying release of subject property from the mortgage.

Response 1 (XX/XX/XXXX XX:XXPM)
Partial release not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Apayoff for XXXX and a list of properties in the original blanket loandoes not address the issue. A release has not been provided. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The actual partial release is required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109726	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late / Undated- The Notice of Right to Receive Copy of Appraisal dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Informational Only.	(Clear) Credit - Other-

Per the guidelines; the lease is to be executed by an eligible tenant and the borrower. The lease indicates the landlord is XXXX which is owned by the borrower. However; the lease is executed by another party handling the management of the property, not the borrower. Documentation to show signor is authorized to sign on behalf of the borrower/entity is required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Subject loan is a refinance of a property securing a mortgage through XXXX opened XX/XX/XXXX which is secured by multiple properties. The file is missing documentation verifying release of subject property from the mortgage.

Response 1 (XX/XX/XXXX XX:XXPM)
Partial release not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Apayoff for XXXX and a list of properties in the original blanket loandoes not address the issue. A release has not been provided. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The actual partial release is required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109796	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late / Undated- The Notice of Right to Receive Copy of Appraisal was not disclosed within 3 days of the application date. Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Informational Only	(Clear) Credit - Other-

Subject loan is a refinance of a property securing a mortgage through XXXX opened XX/XX/XXXX which is secured by multiple properties. The file is missing documentation verifying release of subject property from the mortgage.

Response 1 (XX/XX/XXXX XX:XXPM)
A payoff for XXXX and a list of properties in the original blanket loan does not address the issue. A release has not been provided. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The actual partial release is required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Per the guidelines; the lease is to be executed by an eligible tenant and the borrower. The lease indicates the landlord is XXXX which is owned by the borrower. However; the lease is executed by another party handling the management of the property, not the borrower. Documentation to show signor is authorized to sign on behalf of the borrower/entity is required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109792	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late / Undated-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, 0XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Informational Only

(Clear) HUD1 - Missing (All)-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8(a)

Response 1 (XX/XX/XXXX XX:XXPM)
The Loan Fraud Report provided in rebuttal does not address defect. (Upheld)

Response (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect.

								(Clear) Final Application - Missing- The Final application is missing as required by guides. Response 1 (XX/XX/XXXX XX:XXPM) The file does contain a complete loan application. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a Proteck, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	109801	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109802	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- Appraisal is missing from the loan file. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Credit - Other- Per guidelines, a borrower/guarantor with a prior felony conviction is not eligible for financing. The loan file contains a background check on the borrower/guarantor reflecting a prior felony conviction. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	109800	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late / Undated-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application due to the following: The appraisal notice was not dated. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational Only

(Clear) Note - Incomplete / Inaccurate -

The following section(s) of the Note is inaccurate: Interest Rate

Response 1 (XX/XX/XXXX XX:XXPM)
The Loan Fraud Report provided in rebuttal does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Appraisal - Other- There are additional appraisal findings. The full appraisal report is missing from the loan file. Additional loan conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation is sufficient. (Resolved) (Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The lease extension showing the increase in rent from XXXX to XXXXis not in the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CDA dated XX/XX/XXXX supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	109797	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 80, or there was no hit. The loan file did not contain a CDA, Field Review, AVM, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109798	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Legal Addendum(s) are missing: Legal Description/Exhibit A. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA that supports appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	109716	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c)?. Response 1 (XX/XX/XXXX XX:XXPM) The Loan Fraud Report provided in rebuttal does not address defect. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The document provided is sufficient to cure the exception. (Resolved)	(Clear) Mortgage History - Missing/Incomplete- The mortgage history was not provided for the Property on XXXX. Response 1 (XX/XX/XXXX XX:XXPM) 99 pages received did not not include prior mortgage history for the XXXX property. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA and AVM's supported the appraised values.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	109714	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property/Missing Lease-

The rental income was not properly documented per program guidelines. Lease agreement is required but missing from the loan file. The lease agreement for XXXX is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

There are additional appraisal findings. The appraisal for XXXX, was completed as Subject To, there was no evidence of a completion report in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Fraud Tool received does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Appraisal - Other-

The appraisals for XXXX and XXXX were not ordered through an AMC as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated XX/XX/XXXX, which support the original appraised values. Response 1 (XX/XX/XXXX XX:XXPM) No defect. (Resolved)	XXX Score. XXXX DSCR. XXXX in reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	109722	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Response 1 (XX/XX/XXXX XX:XXPM) The Lender acknowledges with no change in grade EV2. (Acknowledged) Response 2 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Clear) Income - Rental Property/Missing Lease-

The rental income was not properly documented per guidelines. Lease agreement is required but missing from the loan file. The subject consisted of XX properties and XX total units. The loan file did not contain any lease agreements.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The guidelines required all business entities document the Certificate of formation, filed articles of incorporation, including any and all amendments, as applicable, and a current listing of all ownership interests. Any and all individuals with XXXX% or more ownership of the entity shall be required to provide an XXXX. The Operating Agreement for the XXXX must be provided in order to confirm acceptability of the XXX. Current Certificate of good standing, dated within 12 months prior to note date. The loan file did not contain a copy of the AML Beneficial Owner Form as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing the AML Beneficial Owner form. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Program guidelines require a background check to be done on the borrower/guarantor and entity. The loan file did not contain evidence of a Background check for the business entity as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) AVM Supports - Low Confidence Score-

The AVM supports the original appraised value within 10%, however, the AVM confidence score is XXX for the property located at XXXX and XXXX for the property located at XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
CDA's received. (Resolved)

(Clear) Appraisal - Value is not supported within 10% of original appraisal amount-

he loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value for the properties located at XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX and XXXX. A CDA dated XX/XX/XXXX for XXXX was present in the loan file for the property located at XXXX. A CDA dated XX/XX/XXXX for XXXX was present in the loan file for the property located at XXXX. A CDA dated XX/XX/XXXX for XXXX was present in the loan file for the property located at XXXX. A CDA dated XX/XX/XXXX for XXXX was present in the loan file for the property located at XXXX. Therefore, the total cumulative CDA supporting value was XXXX. The total cumulative appraised values for all 14 properties is XXXX. Variance of XXXX or XXXX%.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

											3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
XXXX	109719	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated XX/XX/XXXX, which supports the original appraised values.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	109718	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Report - Aged-

The credit report was expired at the time of closing based on guides. The credit report was > 90 days at the time of closing. The credit reports dated XX/XX/XXXX and XX/XX/XXXX were more than 90 days old at the time of the note date of XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Program guidelines require a background check to be done on the borrower/guarantor and entity. The loan file did not contain evidence of a Background check for the business entity as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing background check for entity. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. Per program guidelines for Blanket/Multiple Property Loans there is a required minimum of 3 properties. The subject loan closed with only 2 properties.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. The guidelines required a minimum square footage of 700 for an SFR. The property located at XXXX reflected a GLA of only XXXX square feet.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CDAs, dated XX/XX/XXXX support the appraised values.	XXXX% LTV. Experienced Investor. XXX months of reserves. XXXX% LTV. Experienced Investor. XXX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	109724	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is digitized. No information available. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) CDA's for all properties provided and support each individualproperty and total appraised value. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109717	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- The Notice of Right to Receive Copy of Appraisal is missing from the file, and there is no other evidence in the file that the borrower was provided a notice of his/her right to obtain a copy of the appraisal. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) Income - Rental Property/Missing Lease- The rental income was not properly documented per guidelines. Lease agreement is required but missing from the loan file for the property located at XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated XX/XX/XXXX and XX/XX/XXXX, which support the original appraised values.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	109708	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c).There is no evidence the Borrower received a copy of the Appraisal at least 3 business days prior to closing. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c).

Response 1 (XX/XX/XXXX XX:XXPM)
Lender Acknowledged finding and EV2 Grade (Acknowledged)

Response 2 (XX/XX/XXXX XX:XXPM)
After a secondary review the finding has been determined to be informational only.

								(Clear) Flood Certificate - Missing- The flood certificate is missing. The flood certificate is missing for the following two properties: XXXX and XXXX Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value of any of the four included properties. Response 1(XX/XX/XXXX XX:XXPM) AVMs provided are sufficient to cure the exception. (Resolved)		3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
XXXX	109737	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received a copy of the Appraisal at least 3 business days prior to closing. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Response 1 (XX/XX/XXXX XX:XXPM) Lender Acknowledged finding and EV2 Grade (Acknowledged) Response 2 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Clear) Credit Missing - One or More Reports Missing- Not all required credit reports are within the file. No credit report in file to support documented debts on final 1003. fico score unknown too. Response 1 (XX/XX/XXXX XX:XXPM) Still missing credit report for XXXX. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The AVM supports the value within 10% and a 95% confidence score.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	109738	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received a copy of the Appraisal at least 3 business days prior to closing. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c).There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c).

Response 1 (XX/XX/XXXX XX:XXPM)
Lender Acknowledged finding and EV2 Grade (Acknowledged)

Response 2 (XX/XX/XXXX XX:XXPM)
After a secondary review the finding has been determined to be informational only.

								(Clear) Credit Missing - One or More Reports Missing- No credit report in file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Appraisal - Other- The appraisal is missing from the loan file. The Auditor was unable to review the appraisal report. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supports value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	109729	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c).There is no evidence the Borrower received a copy of the Appraisal at least 3 business days prior to closing. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c).

Response 1 (XX/XX/XXXX XX:XXPM)
Lender Acknowledged finding and EV2 Grade (Acknowledged)

Response 2 (XX/XX/XXXX XX:XXPM)
After a secondary review the finding has been determined to be informational only.

(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Cash-Out Amount-

The subject loan exceeds the Program Parameters for cash out amount. The final settlement statement reflects cash out in the amount of XXXX which exceeds the guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. The loan file did not contain verification of the mortgage payment history.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property/Missing Lease-

Lease agreement is required but missing from the loan file. The loan file contains an extension of leases on the subject; however, the actual lease is not in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Extensions provided a second time; however, actual leases are still required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

The guidelines require an escrow account for taxes and insurance. The HUD statement does not reflect an escrow account for taxes and insurance as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

The appraisal is missing from the loan file. The Auditor was unable to review the appraisal report.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

The property was a XXXX and the loan file did not contain the Rent Comparable Schedule.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	109739	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Response 1 (XX/XX/XXXX XX:XXPM) Lender Acknowledged finding and EV2 Grade (Acknowledged) Response 2 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Clear) Income - Insufficient Documentation-

On refinance transactions, gross market rent used in the DSCR calculation must come from the lesser of the lease agreement or Appraisal rent addendum. The loan file did not contain a lease agreement for the subject property.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. The borrower's credit report did not reflect a complete mortgage payment history for the mortgage associated with the subject property. The credit report was missing the payment activity from XX/XX/XXXX through XX/XX/XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM reflects a XXXX% variance.	XXX Score. XXXX DSCR. XXXX in reserves.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	109740	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). The Lender acknowledges with no change in grade EV2. (Acknowledged) Response 1 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Clear) Income - Rental Property/Missing Lease- The rental income was not properly documented per guidelines. Lease agreement is required but missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The AVM, dated XX/XX/XXXX supports the value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	109741	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Response 1 (XX/XX/XXXX XX:XXPM) Lender Acknowledged finding and EV2 Grade (Acknowledged) Response 2 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Clear) Assets - Bank Statements-

The bank and/or asset statements are incomplete and dated. The subject loan contains statements for 3 XXXX accounts. Two of the accounts present one month statement only, and the third provides two months which are non consecutive. In addition, the bulk of the Borrower's funds came from an account ending in XXXX, in which the statement is dated XX/XX/XXXX, over 45 days prior to the application date. Additional conditions may apply once updated statements are presented.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was missing for the subject property as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM supported value and confidence lever.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	109814	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Response 1 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of verified/ acceptable funds required to close. The file included funds from a large deposit of XXXX made on XX/XX/XXXX. The file contains a letter of explanation indicating the funds were from the sale of gold bars from the borrowers private collection. Per guidelines the sale of non-real estate assets is considered ineligible funds. When removed the file is short XXXX in liquid assets plus an additional XXXX in reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided supports the original appraised value within 10% and the confidence score is 80% or greater. (Resolved)		3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
XXXX	109742	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Response 1 (XX/XX/XXXX XX:XXPM) After a secondary review the finding has been determined to be informational only.	(Clear) Credit Missing - One or More Reports Missing- Not all required credit reports are within the file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. Guidelines require the business be in good standing. Certificate of Good Standing is missing from the loan docs. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance, confident score was below 60, or there was no hit. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided supports the original appraised value within 10% and the confidence score is 80% or greater. (Resolved)		3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
XXXX	109725	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) XXXX AVM supports value with a XXXX% variance and a XXXX% confidence score. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109712	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) Assets - Cash to Close - Evidence of Liquidation-

Satisfactory documentation was not in the file reflecting the liquidation of stocks, bonds, or mutual funds used for required funds to close. The borrower was required to provide documentation supporting assets totaling XXXX which included total cash to close in the amount of XXXX, and XXXX months reserves for the subject property in the amount of XXXX. The loan file contained bank statements which supported total liquid assets in the amount of XXXX and a retirement account statement which supported an additional XXXX. The documented asset total of XXXX was sufficient to cover closing costs and reserves; however, the retirement account assets were required to meet the total cash to close and the loan file did not contain proof of liquidation for those funds as required. It should be noted, the lender's asset worksheet reflected a balance of XXXX in XXXX account XXXX as of XX/XX/XXXX; however, the most recent statement in file for that account was dated XX/XX/XXXX and reflected a balance of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The loan file contained an SLV to allow a DSCR of XXXX to be rounded up to XXX. Waived.

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The subject loan was delivered as a XXXX% LTV purchase of an investment property in XXXX by an inexperienced investor. Lender guidelines allow for a maximum LTV of 70% for inexperienced investors, and lender guidelines also require a 10% LTV reduction for properties located in XXXX. The subject LTV of XXXX% exceeds the maximum allowable of 60%.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Lender guidelines state a subject property can be self-managed if any of the borrowers live within 50 miles of the subject property and have a minimum of 2 years of investor experience. Per the documentation in file, the borrower lives within 50 miles of the subject property; however, the borrower did not have 2 years of investor experience and the loan file did not contain a property management agreement as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided is sufficient to cure the exception. The AVM supports the original appraised value within 10%. (Resolved)	XXX FICO score. XXXX Post closing reserves. Experienced Investor. XXX FICO score. XXXX Post closing reserves. Experienced Investor. XXX FICO score. XXXX Post closing reserves. Experienced Investor.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
XXXX	109745	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) AVM provided supports original appraised value. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109744	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Borrower Info- The borrower's name on the appraisal does not match other loan file documentation. The borrowing entity name is misspelled on the appraisal. It reflects the borrower name of XXXX. The name should read XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) AVM provided and supports original appraised value. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	109821	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) CDA provided is sufficient to cure the exception. The CDA supports the original appraised value within 10%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109822	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided is sufficient to cure the exception. The AVM supports the original appraised value within 10%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109823	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided is sufficient to cure the exception. The AVM supports the original appraised value within 10%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109820	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided is sufficient to cure the exception. The AVM supports the original appraised value within 10%. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	109817	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) Income - Rental Property/Missing Lease- The lease agreement is required per guidelines but is missing from the loan file. The loan file contains a lease extension addendum but does not contain the full lease so terms can't be verified to ensure compliance with guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	109819	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) Liabilities - Mortgage Payment History-

Guidelines allow for a 1x30x12. The credit report reflects a non-subject mortgage debt with XXXX XXXX XXXX with a current past due amount owing of XXXX as of XX/XX/XXXX. The loan file does not contain documentation reflecting this account as current with no continuing past due amount prior to the subject closing date of XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The guidelines requirement is 1x30x12 between all disclosed mortgages on the credit report. The credit report reflects 1x30x12, which meets the guidelines. No additional documentation is required. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	109816	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit - Other- The subject property is a short term rental unit. Guidelines require a 12 month or 24 month rental history to determine qualifying rent to be included in the DSCR calculation. The loan file did not contain documentation to document the short term rental income history. The loan file contains an exception form to permit a short term rental without short term rental income history. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports appraised value.	Compensating factors: Low LTV < 60% at XXXX%, Strong Reserves with XXXX or XXXX months, Property Management Experience. DSCR is XXXX. FICO is XXX.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A